COMMITMENTS CONTINGENCIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Minimum rental and lease payments	$ 5,346	$ 4,544
Later than five years [Member]
Statement [Line Items]
Minimum rental and lease payments	3,210	3,312
Not later than one year [Member]
Statement [Line Items]
Minimum rental and lease payments	459	180
1-5 years [Member]
Statement [Line Items]
Minimum rental and lease payments	$ 1,677	$ 1,052